SHARE-BASED COMPENSATION (Details)	1 Months Ended						1 Months Ended		1 Months Ended							3 Months Ended
	Dec. 31, 2005 2006 Plan Stock options	Dec. 31, 2005 2006 Plan Stock options Awards vesting upon the first anniversary, option one	Dec. 31, 2005 2006 Plan Stock options Awards vesting on the second anniversary, option one	Dec. 31, 2005 2006 Plan Stock options Awards vesting on the third anniversary, option one	Dec. 31, 2005 2006 Plan Stock options Awards vesting on the fourth anniversary, option one	Dec. 31, 2005 2006 Plan Stock options Ordinary shares	Nov. 30, 2010 2010 Plan	Nov. 30, 2010 2010 Plan Stock options Class A ordinary shares	Sep. 30, 2012 Youku Tudou Plan	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting upon the first anniversary, option one	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting on the second anniversary, option one	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting on the third anniversary, option one	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting on the fourth anniversary, option one	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting upon the first anniversary, option two	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting upon the second through fourth anniversary, option two	Sep. 30, 2012 Amended Tudou Plan Stock options
SHARE-BASED COMPENSATION
Number of shares reserved for issuance						140,441,231		100,000,000	200,799,784
Maximum term of the awards from date of grant	10 years						10 years		10 years
Award vesting period	4 years						4 years		4 years
Percentage of award vested		17.00%	8.00%	8.00%	4.00%					17.00%	8.00%	8.00%	4.00%	25.00%	6.25%
Period of time within cycle that triggers vesting			3 months	3 months	3 months						3 months	3 months	3 months		3 months
Additional number of shares authorized under the plan									100,799,784
Decrease in total number of reserved shares under the plan																100,799,784